Intangible Asset - Customer List (Details) - Schedule of estimated future amortization expense	Dec. 31, 2021 USD ($)
Schedule of estimated future amortization expense [Abstract]
2022	$ 225,369
2023	225,369
2024	225,369
2025	225,369
2026	225,369
Total	$ 1,126,845